Segments of Business and Geographic Areas	12 Months Ended
Dec. 29, 2013
Segment Reporting [Abstract]
SEGMENTS OF BUSINESS AND GEOGRAPHIC AREAS
Segments of Business and Geographic Areas

	Sales to Customers
(Dollars in Millions)	2013	2012	2011
Consumer —
United States	$5,162	5,046	5,151
International	9,535	9,401	9,732
Total	14,697	14,447	14,883
Pharmaceutical —
United States	13,948	12,421	12,386
International	14,177	12,930	11,982
Total	28,125	25,351	24,368
Medical Devices and Diagnostics —
United States	12,800	12,363	11,371
International	15,690	15,063	14,408
Total	28,490	27,426	25,779
Worldwide total	$71,312	67,224	65,030

	Pre-Tax Profit			Identifiable Assets
(Dollars in Millions)	2013 (3)	2012 (4)	2011 (5)	2013	2012	2011
Consumer	$1,973	1,693	2,096	$23,711	24,131	24,210
Pharmaceutical	9,178	6,075	6,406	23,783	23,219	23,747
Medical Devices and Diagnostics	5,261	7,187	5,263	44,585	42,926	23,609
Total	16,412	14,955	13,765	92,079	90,276	71,566
Less: Expense not allocated to segments (1)	941	1,180	1,404
General corporate (2)				40,604	31,071	42,078
Worldwide total	$15,471	13,775	12,361	$132,683	121,347	113,644

	Additions to Property, Plant & Equipment			Depreciation and Amortization
(Dollars in Millions)	2013	2012	2011	2013	2012	2011
Consumer	$533	468	670	$539	575	631
Pharmaceutical	856	737	729	1,075	1,010	958
Medical Devices and Diagnostics	1,724	1,230	1,095	2,224	1,857	1,331
Segments total	3,113	2,435	2,494	3,838	3,442	2,920
General corporate	482	499	399	266	224	238
Worldwide total	$3,595	2,934	2,893	$4,104	3,666	3,158

	Sales to Customers			Long-Lived Assets (6)
(Dollars in Millions)	2013	2012	2011	2013	2012	2011
United States	$31,910	29,830	28,908	$35,880	35,115	23,529
Europe	18,599	16,945	17,129	24,868	25,261	19,056
Western Hemisphere excluding U.S.	7,421	7,207	6,418	3,281	3,636	3,517
Asia-Pacific, Africa	13,382	13,242	12,575	2,434	2,362	2,163
Segments total	71,312	67,224	65,030	66,463	66,374	48,265
General corporate				992	899	750
Other non long-lived assets				65,228	54,074	64,629
Worldwide total	$71,312	67,224	65,030	$132,683	121,347	113,644

See Note 1 for a description of the segments in which the Company operates.
Export sales are not significant. In 2013, 2012 and 2011, the Company did not have a customer that represented 10% of total revenues.

(1)
Amounts not allocated to segments include interest (income) expense, noncontrolling interests and general corporate (income) expense. Includes expense of $0.2 billion and $0.5 billion of currency related expense related to the acquisition of Synthes, Inc. in 2012 and 2011, respectively.

(2)	General corporate includes cash and marketable securities.

(3)
Includes $2,276 million of net litigation expense comprised of $1,975 million and $301 million in the Medical Devices and Diagnostics and Pharmaceutical segments, respectively. Includes $683 million of Synthes integration/transaction costs in the Medical Devices and Diagnostics segment. Includes $580 million of in-process research and development expense, comprised of $514 million and $66 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. The Medical Devices and Diagnostics segment also includes $251 million expense for the cost associated with the DePuy ASRTM Hip program. Includes $98 million of income related to other adjustments comprised of $55 million and $43 million in the Consumer and Pharmaceutical segments, respectively.

(4)
Includes $1,218 million of net litigation expense comprised of $658 million and $560 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $1,163 million of in-process research and development expense, comprised of $1,111 million and $52 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $795 million of Synthes integration/transaction costs in the Medical Devices and Diagnostics segment. Includes $909 million of asset write-downs and other adjustments, comprised of $499 million, $264 million and $146 million in the Pharmaceutical, Consumer and Medical Devices and Diagnostics segments, respectively. The Medical Devices and Diagnostics segment also includes $110 million expense for the cost associated with the DePuy ASR™ Hip program.

(5)
Includes $3,310 million of net litigation expense comprised of $1,741 million and $1,569 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $656 million of net restructuring expense, comprised of $676 million expense in the Medical Devices and Diagnostics segment and a gain of $20 million in the Pharmaceutical segment. The Medical Devices and Diagnostics segment also includes $521 million expense for the cost associated with the DePuy ASR™ Hip program.

(6)
Long-lived assets include property, plant and equipment, net for 2013, 2012 and 2011 of $16,710, $16,097 and $14,739, respectively, and intangible assets and goodwill, net for 2013, 2012 and 2011 of $50,745, $51,176 and $34,276, respectively.